Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense (benefit) for the years ended December, 31 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Current
Federal	$3,961	$(4,596)	$(16,300)
State	413	197	552
	4,374	(4,399)	(15,748)
Deferred
Federal	(1,859)	(2,759)	(4,513)
State	602	(874)	(1,413)
	(1,257)	(3,633)	(5,926)
	$3,117	$(8,032)	$(21,674)

Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of differences between the statutory U.S. Federal income tax rate of 35% and the Company’s effective tax rate from continuing operations for the years ended December 31, 2013, 2012, and 2011 follows:

	2013	2012	2011
Income tax expense at statutory rate	35.0%	35.0%	35.0%
State taxes, net of federal tax	(0.4)	1.7	2.5
Nondeductible termination fee on management services agreement	(157.6)	—	—
Nondeductible capitalized transaction costs	(3.8)	—	—
Nondeductible compensation expense	(8.1)	—	—
Nondeductible (permanent) items- other	(1.3)	(1.0)	(0.2)
IRC Section 199 manufacturing deduction	17.0	—	—
Changes in tax rates	(11.2)	0.5	0.2
Indemnity tax asset	—	(0.5)	(1.1)
Uncertain tax positions	—	1.5	3.0
Other items	(3.7)	0.8	(2.5)
Valuation allowance	1.2	(2.3)	(2.1)
	(132.9)%	35.7%	34.8%

Components of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets and liabilities are as follows at December 31, 2013 and 2012:

	2013	2012
Deferred tax assets related to
Accounts receivable	$1,385	$516
Inventory	1,322	1,763
Accrued expenses	3,375	5,218
Other reserves and liabilities	5,464	3,913
Net operating loss and credit carryforwards	2,160	3,325
	13,706	14,735
Valuation allowance	(1,919)	(1,946)
Total deferred tax assets	11,787	12,789

Deferred tax liabilities related to
Real estate held for sale	(903)	(2,296)
Intangible assets	(4,523)	(4,391)
Property and equipment	(17,474)	(18,735)
Other assets	(1,051)	(788)
Total deferred tax liabilities	(23,951)	(26,210)
Net deferred tax liability	$(12,164)	$(13,421)

Valuation Allowance Roll Forward [Table Text Block]
The following table shows the changes in the amount of the Company’s valuation allowance:

	2013	2012	2011
Balance at January 1,	$1,946	$1,418	$50
Additions charged to expense	—	528	1,368
Deductions - other	(27)	—	—
Balance at December 31,	$1,919	$1,946	$1,418

Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits (exclusive of the effect of interest and penalties) is as follows:

	2013	2012	2011
Balance at January 1,	$—	$266	$2,027
Tax positions taken in prior periods:
Gross increases	—	—	—
Gross decreases	—	—	—
Tax positions taken in current period:
Gross increases	—	—	—
Settlements with taxing authorities	—	—	—
Lapse of applicable statute of limitations	—	(266)	(1,761)
Balance at December 31,	$—	$—	$266